Business Segments	12 Months Ended
Sep. 30, 2012
Segment Reporting [Abstract]
Business Segments

10. Business Segments.

The Company operates in three reportable business segments. The Company’s operations are substantially in the Southeastern and Mid-Atlantic states.

The transportation segment hauls petroleum and other liquids and dry bulk commodities by tank trailers. The Company’s real estate operations consist of two reportable segments. The Mining royalty land segment owns real estate including construction aggregate royalty sites and parcels held for investment. The Developed property rentals segment acquires, constructs, and leases office/warehouse buildings primarily in the Baltimore/Northern Virginia/Washington area and holds real estate for future development or related to its developments.

The Company’s transportation and real estate groups operate independently and have minimal shared overhead except for corporate expenses. Corporate expenses are allocated in fixed quarterly amounts based upon budgeted and estimated proportionate cost by segment. Unallocated corporate expenses primarily include stock compensation and corporate aircraft expenses. Reclassifications to prior period amounts have been made to be comparable to the current presentation.

Operating results and certain other financial data for the Company’s business segments are as follows (in thousands):

	2012	2011	2010
Revenues:
Transportation	$103,476	97,801	89,637
Mining royalty land	4,483	4,261	4,510
Developed property rentals	19,555	18,044	17,191
	$127,514	120,106	111,338

Operating profit:
Transportation	$9,107	9,602	9,716
Mining royalty land	3,905	3,507	3,696
Developed property rentals	5,497	5,874	5,126
Corporate expenses:
Allocated to transportation	(1,631)	(1,574)	(1,480)
Allocated to mining land	(674)	(650)	(588)
Allocated to developed property	(1,012)	(975)	(883)
Unallocated	(1,091)	(1,415)	(1,084)
	(4,408)	(4,614)	(4,035)
	$14,101	14,369	14,503

Interest expense:
Mining royalty land	$40	37	39
Developed property rentals	2,598	3,309	3,889
	$2,638	3,346	3,928

Capital expenditures:
Transportation	$10,459	6,743	6,568
Mining royalty land	11,039	—	59
Developed property rentals:
Capitalized interest	1,646	1,232	952
Internal labor	609	603	281
Real estate taxes (a)	(1,209)	1,212	1,157
Other costs (b)	11,804	8,082	1,686
	$34,348	17,872	10,703
(a) Includes a $2,311 adjustment related to a receivable on previously capitalized real estate taxes on the Anacostia property for fiscal 2012.
(b) Net of 1031 exchange of $4,941 for fiscal 2011.

Depreciation, depletion and
amortization:
Transportation	$6,750	6,269	6,143
Mining royalty land	112	111	103
Developed property rentals	5,729	5,222	5,053
Other	403	608	208
	$12,994	12,210	11,507

Identifiable net assets at September 30:
	2012	2011	2010
Transportation	$42,642	39,001	43,100
Discontinued Transportation Operations	—	114	542
Mining royalty land	39,695	28,295	28,651
Developed property rentals	184,358	175,618	164,601
Cash items	6,713	21,026	17,151
Unallocated corporate assets	2,297	2,336	3,667
	275,705	266,390	257,712